Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	REGENXBIO Inc.
Entity Central Index Key	0001590877
Entity Emerging Growth Company	false
Entity File Number	001-37553
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1851754
Entity Address, Address Line One	9804 Medical Center Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	552-8181
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RGNX
Security Exchange Name	NASDAQ